Note 19 - Stock-based Compensation	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

19.         Stock-based compensation

Stock Option Plan

The Company has a stock option plan for certain officers, key full-time employees and directors of the Company and its subsidiaries. Options are granted at the market price for the underlying shares on the day immediately prior to the date of grant. Each option vests over a four-year term, expires five years from the date granted and allows for the purchase of one Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at December 31, 2024, there were 950,950 options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards.

Stock option activity for the years ended December 31, 2024, and 2023 was as follows:

			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options -
December 31, 2022	3,053,000	$94.30
Granted	815,000	106.75
Exercised	(600,500)	70.04
Forfeited	(25,250)	119.82
Shares issuable under options -
December 31, 2023	3,242,250	$101.73
Granted	698,600	151.34
Exercised	(581,800)	77.50
Forfeited	(47,250)	107.03
Shares issuable under options -
December 31, 2024	3,311,800	$116.37	3.1	$77,229
Options exercisable - December 31, 2024	989,086	$93.63	2.2	$41,879

The Company incurred stock-based compensation expense related to these awards of $32,603 during the year ended December 31, 2024 (2023 - $27,087). As at December 31, 2024, the range of option exercise prices was $47.41 to $151.62 per share.

The following table summarizes information about option exercises:

	Year ended December 31,
	2024	2023

Number of options exercised	581,800	600,500

Aggregate fair value	$77,847	$68,629
Intrinsic value	32,758	26,571
Amount of cash received	45,089	42,058

Tax benefit recognized	$1,051	$131

As at December 31, 2024, there was $60,959 of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next four years. During the year ended December 31, 2024, the fair value of options vested was $28,067 (2023 - $22,971).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	As at December 31,
	2024	2023

Risk free rate	4.1%	4.9%
Expected life in years	4.75	4.75
Expected volatility	43.1%	42.3%
Dividend yield	0.2%	0.3%

Weighted average fair value per option granted	$63.19	$44.78

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over a period that is equal to the option’s expected life.

Performance Stock Units (“PSUs”)

On October 1, 2024, Colliers extended the existing management service agreement with its Chairman and Chief Executive Officer, Jay S. Hennick, to January 1, 2029. In connection with this extension, Colliers has created a new performance-based long term incentive plan. Under this arrangement, Mr. Hennick has been granted a total of 428,174 cash-settled PSUs that are subject to the satisfaction of certain performance-based vesting conditions during the period ending January 1, 2029. To the extent incentives are earned, Colliers will be obligated to make a one-time cash payment equal to the number of vested PSUs multiplied by the twenty-day volume-weighted average trading price of the Subordinate Voting Shares at such time. The performance units cannot be share settled and do not give Mr. Hennick any rights as a shareholder.

The Company incurred stock-based compensation expense related to the PSUs of $13,438 during the year ended December 31, 2024. As at December 31, 2024, the estimated fair value of the PSUs is $39,950 and there is approximately $26,512 of total estimated unrecognized compensation expense related to the arrangement which are expected to be expensed over the next four years. As at December 31, 2024, the performance vesting criteria related to 107,043 PSUs has been satisfied. The PSU plan is a liability classified stock-based compensation plan and as at December 31, 2024, $13,438 is reported in Other liabilities on the Company’s consolidated balance sheets.

The fair value of the PSUs is calculated using the Monte Carlo simulation method considering the assumptions presented in the following table:

As at December 31,
2024

Risk free rate	4.3%
Discount rate	5.8%
Expected volatility	32.5%
Expected life in years	4.00
Dividend yield	0.2%

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury Constant Maturities yield curve with a term equal to the expected life of the PSUs. The discount rate is based upon a corporate yield curves below the secured credit rating of the Company. The expected volatility is based on the historical prices of the Company’s shares over the expected life. The expected life represents the estimated period of time until exercise.